Fair Value (Assets Measured at Fair Value on Non-recurring Basis) (Detail) - Fair Value, Measurements, Nonrecurring - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment	¥ 6	¥ 25,513	¥ 2,432
Intangible assets		674	405
Non-marketable equity securities	31	0	0
Property, Plant and Equipment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) on change in fair value	(324)	(242)	(1,763)
Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) on change in fair value		(1,944)	(2,679)
Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) on change in fair value			(14,143)
Non-marketable Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) on change in fair value	¥ (770)	¥ 0	¥ 0